Deposits	12 Months Ended
Dec. 31, 2015
Deposits.
Deposits

(7) Deposits

Deposits as of December 31, 2015 and 2014 and related interest expense for the years ended December 31, 2015, 2014 and 2013 were as follows:

	2015	2014
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,536,192	$2,382,935
Foreign	613,426	547,318
Total demand non-interest bearing	3,149,618	2,930,253
Savings and interest bearing demand
Domestic	2,450,102	2,488,458
Foreign	570,120	537,222
Total savings and interest bearing demand	3,020,222	3,025,680
Time, certificates of deposit $100,000 or more
Domestic	800,393	835,792
Foreign	848,355	864,346
Less than $100,000
Domestic	430,102	482,089
Foreign	287,563	300,465
Total time, certificates of deposit	2,366,413	2,482,692
Total deposits	$8,536,253	$8,438,625

	2015	2014	2013
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$3,026	$2,998	$3,182
Foreign	567	599	580
Total savings and interest bearing demand	3,593	3,597	3,762
Time, certificates of deposit $100,000 or more
Domestic	4,693	4,615	5,761
Foreign	4,116	4,529	5,590
Less than $100,000
Domestic	1,680	2,074	3,065
Foreign	744	815	1,028
Total time, certificates of deposit	11,233	12,033	15,444
Total interest expense on deposits	$14,826	$15,630	$19,206

Scheduled maturities of time deposits as of December 31, 2015 were as follows:

Total
(in thousands)
2016	$2,127,790
2017	170,950
2018	46,317
2019	19,305
2020	1,986
Thereafter	65
Total	$2,366,413

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2015, were as follows:

Total
(in thousands)
Due within 3 months or less	$682,567
Due after 3 months and within 6 months	416,167
Due after 6 months and within 12 months	398,985
Due after 12 months	151,985
$1,649,704

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2015 and December 31, 2014 were $1,021,000 and $1,027,000, respectively.